GENERAL INFORMATION	12 Months Ended
Dec. 31, 2022
General Information
GENERAL INFORMATION

1. GENERAL INFORMATION

The Real Brokerage Inc. (“Real” or the “Company”) is a technology-powered real estate brokerage firm, licensed in over 45 U.S. states, the District of Columbia, and 3 provinces in Canada with over 8,000 agents. Real offers agents a mobile focused tech-platform to run their business.

The consolidated operations of Real include the wholly-owned subsidiaries of Real Technology Broker Ltd. incorporated on June 29, 2014 in Israel, Real PIPE, LLC incorporated on November 5, 2020 under the laws of the state of Delaware, Real Broker MA, LLC incorporated on July 11, 2018 under the laws of the state of Delaware, Real Broker CT, LLC incorporated on July 11, 2018 under the laws of the state of Delaware, Real Broker, LLC (formerly Realtyka, LLC) incorporated on October 17, 2014 under the laws of the state of Texas, Real Broker Commercial LLC incorporated on July 29, 2019 under the laws of the state of Texas, The Real Title Inc. incorporated on January 1, 2021 under the laws of the state of Delaware, Real Broker BC Ltd. incorporated on February 23, 2021 in the province of British Columbia, Real Broker AB Ltd. incorporated on February 23, 2021 in the province of Alberta, and Real Broker ON Ltd incorporated on August 27 2021 in the province of Ontario, One Real Mortgage (formerly LemonBrew Lending) incorporated on March 15, 2009 under the laws of the state of New Jersey.

On May 17, 2021, the TSX Venture Exchange (the “TSXV”) accepted the Company’s Notice of Intention to implement a normal course issuer bid (“NCIB”). Pursuant to the NCIB, the Company was able to purchase, during the 12-month period ended May 20, 2022, up to 7.2 million common shares of the Company (“Common Shares”), constituting approximately 5% of the total 143.4 million Common Shares issued and outstanding as of April 30, 2021.

The Company appointed CWB Trust Services (the “Trustee”) as the trustee for the purposes of arranging the acquisition of Common Shares and to hold the Common Shares in trust for the purposes of satisfying restricted share unit (each, an “RSU”) payments as well as deal with other administration matters. Through the Trustee, RBC Capital Markets was engaged to undertake purchases under the NCIB.

The Common Shares acquired are held by the Trustee until the same are sold in the market with the proceeds to be transferred to designated participants or until the Common Shares are delivered to designated participants, in each case under the terms of the Company’s equity incentive plans to satisfy the Company’s obligations in respect of redemptions of vested RSUs held by such designated participants. See Note 13.D for more information. A total of 2.0 million Common Shares have been released from the trust to satisfy the Company’s obligations in respect of redemptions of vested RSUs held by designated participants.

On May 19, 2022, the Company announced that it renewed the NCIB to be transacted through the facilities of the NASDAQ Capital Market (“NASDAQ”) and other stock exchanges and/or alternative trading systems in the United States and/or Canada (other than the TSXV), if eligible. Pursuant to the NCIB, Real may purchase up to 8.9 million Common Shares, representing approximately 5% of the total 178.3 million Common Shares issued and outstanding as of May 19, 2022.

During 2022, the Company repurchased 3.8 million Common Shares in the amount of $8.1 million. The purpose of the purchase of common shares under the NCIB is to enable the Company to acquire shares to satisfy the RSU Plan (see Note 13.D for more information). The NCIB shall terminate on the earlier of May 20, 2023 and the date on which the maximum number of Common Shares purchasable under the NCIB is acquired by the Company.

On July 26, 2022, the Company’s Common Shares commenced trading on the Toronto Stock Exchange (the “TSX”) under the symbol “REAX”. Concurrent to the graduation to the TSX, the Common Shares were voluntarily delisted from the TSXV. Trading of the Common Shares continues on the NASDAQ under the same symbol, “REAX”.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021